Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Unaudited Condensed Consolidated Balance Sheets
As of June 30, 2024 and December 31, 2023, the ordinary shares reflected in the unaudited condensed consolidated balance sheets are reconciled in the following table:

	Shares	Amount
Ordinary shares subject to possible redemption – December 31, 2022	8,250,000	85,371,600
Redemption of shares ($10.92 per share)	(3,712,171)	(40,536,908)
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on Trust Account)	—	3,843,271
Subsequent measurement of Class A ordinary shares subject to possible redemption (extension deposit)	—	1,800,000

Ordinary shares subject to possible redemption – December 31, 2023	4,537,829	$50,477,963
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on Trust Account)	—	653,885
Subsequent measurement of Class A ordinary shares subject to possible redemption (extension deposit)	—	150,000

Ordinary shares subject to possible redemption – March 31, 2024	4,537,829	$51,281,849
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on Trust Account)	—	640,157
Subsequent measurement of Class A ordinary shares subject to possible redemption (extension deposit)	—	150,000
Ordinary shares subject to possible redemption – June 30, 2024	4,537,829	$52,072,006

As of December 31, 2023 and 2022, the ordinary shares reflected in the consolidated balance sheets are reconciled in the following table:

	Shares	Amount
Gross proceeds from the IPO	8,250,000	$82,500,000
Less:
Proceeds allocated to Public Warrants	—	(9,973,401)
Allocation of offering costs related to redeemable shares	—	(4,488,135)
Plus:
Initial measurement of carrying value to redemption value	—	16,111,536
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on Trust Account)	—	1,221,600

Ordinary shares subject to possible redemption - December 31, 2022	8,250,000	85,371,600
Redemption of shares ($10.92 per share)	(3,712,171)	(40,536,908)
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on Trust Account)	—	3,843,271
Subsequent measurement of Class A ordinary shares subject to possible redemption (extension deposit)	—	1,800,000

Ordinary shares subject to possible redemption - December 31, 2023	4,537,829	$50,477,963

Schedule of Net Income (Loss) Per Share
The net income (loss) per share presented in the consolidated statements of operations is based on the following:

	Three months ended June 30, 2024	Six months ended June 30, 2024	Three months ended June 30, 2023	Six months ended June 30, 2023
Net income/(loss)	$448,912	$713,242	$457,709	$(551,393)
Accretion of temporary equity to redemption value	(790,157)	(1,594,042)	(1,850,859)	(2,763,505)

Net loss including accretion of temporary equity	$(341,245)	$(880,800)	$(1,393,150)	$(3,314,898)

	For the Three Months Ended June 30, 2024		For the Three Months Ended June 30, 2023
	Redeemable Common Stock	Non- Redeemable Common Stock	Redeemable Common Stock	Non- Redeemable Common Stock
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net loss including accretion of temporary	$(217,783)	$(123,462)	$(1,061,999)	$(331,151)
Accretion of temporary equity to redemption value	790,157	—	1,850,859	—

Allocation of net income/(loss)	$572,374	$(123,462)	$788,860	$(331,151)

Denominators:
Weighted-average shares outstanding	4,537,829	2,572,500	8,250,000	2,572,500

Basic and diluted net income/ (loss) per share	$0.13	$(0.05)	$0.10	$(0.13)

	For the Six Months Ended June 30, 2024		For the Six Months Ended June 30, 2023
	Redeemable Common Stock	Non- Redeemable Common Stock	Redeemable Common Stock	Non- Redeemable Common Stock
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net loss including accretion of temporary	$(562,129)	$(318,671)	$(2,526,949)	$(787,949)
Accretion of temporary equity to redemption value	1,594,042	—	2,763,505	—

Allocation of net income/(loss)	$1,031,913	$(318,671)	$236,556	$(787,949)

Denominators:
Weighted-average shares outstanding	4,537,829	2,572,500	8,250,000	2,572,500

Basic and diluted net income/ (loss) per share	$0.23	$(0.12)	$0.03	$(0.31)

The net income (loss) per share presented in the consolidated statements of operations is based on the following:

	Year ended December 31, 2023	January 5, 2022 (Inception) to December 31, 2022
Net income/(loss)	$632,536	$(419,390)
Accretion of temporary equity to redemption value	(5,643,271)	(17,333,136)

Net loss including accretion of temporary equity	$(5,010,735)	$(17,752,526)

	Year ended December 31, 2023		January 5, 2022 (Inception) to December 31, 2022
	Redeemable	Non- Redeemable	Redeemable	Non- Redeemable
Particulars	Shares	Shares	Shares	Shares
Basic and diluted net income/(loss) per share:
Numerators:
Allocation of net loss including accretion of temporary equity	$(3,720,244)	$(1,290,491)	$(12,964,866)	$(4,787,660)
Accretion of temporary equity to redemption value	5,643,271	—	17,333,136	—

Allocation of net income/(loss)	$1,923,027	$(1,290,491)	$4,368,270	$(4,787,660)

Denominators:
Weighted-average shares outstanding	7,416,033	2,572,500	6,056,094	2,236,392

Basic and diluted net income/(loss) per share	$0.26	$(0.50)	$0.72	$(2.14)